Shareholder Report, Holdings (Details)	Sep. 30, 2024
PGIM Short Duration Muni Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Short Duration Muni Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Short Duration Muni Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
PGIM Short Duration Muni Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
PGIM Short Duration Muni Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PGIM Short Duration Muni Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Short Duration Muni Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Short Duration Muni Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM US Real Estate Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM US Real Estate Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM US Real Estate Fund - Class C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM US Real Estate Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM US Real Estate Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PGIM US Real Estate Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM US Real Estate Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM US Real Estate Fund - Class C | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM US Real Estate Fund - Class C | Affiliated Mutual Fund Short Term Investment (0.3 represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Real Estate Fund - Class C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM US Real Estate Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Short Duration Muni Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Short Duration Muni Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Short Duration Muni Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
PGIM Short Duration Muni Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
PGIM Short Duration Muni Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PGIM Short Duration Muni Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Short Duration Muni Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Short Duration Muni Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM US Real Estate Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM US Real Estate Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM US Real Estate Fund - Class Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM US Real Estate Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM US Real Estate Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PGIM US Real Estate Fund - Class Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM US Real Estate Fund - Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM US Real Estate Fund - Class Z | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM US Real Estate Fund - Class Z | Affiliated Mutual Fund Short Term Investment (0.3 represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Real Estate Fund - Class Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM US Real Estate Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Short Duration Muni Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Short Duration Muni Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Short Duration Muni Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
PGIM Short Duration Muni Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
PGIM Short Duration Muni Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PGIM Short Duration Muni Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Short Duration Muni Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Short Duration Muni Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Enhanced Retirement Spending Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
PGIM Enhanced Retirement Spending Fund - Class R6 | Unaffiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Enhanced Retirement Spending Fund - Class R6 | Investment allocation total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Enhanced Retirement Spending Fund - Class R6 | Investment allocation liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Short Duration Muni Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Short Duration Muni Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Short Duration Muni Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
PGIM Short Duration Muni Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
PGIM Short Duration Muni Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PGIM Short Duration Muni Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Short Duration Muni Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Short Duration Muni Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Moderate Retirement Spending Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
PGIM Moderate Retirement Spending Fund - Class R6 | Unaffiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Moderate Retirement Spending Fund - Class R6 | Investment allocation total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Investment allocation liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Conservative Retirement Spending Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
PGIM Conservative Retirement Spending Fund - Class R6 | Unaffiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Conservative Retirement Spending Fund - Class R6 | Investment allocation total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Conservative Retirement Spending Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM US Real Estate Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM US Real Estate Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM US Real Estate Fund - Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM US Real Estate Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM US Real Estate Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PGIM US Real Estate Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM US Real Estate Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM US Real Estate Fund - Class A | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM US Real Estate Fund - Class A | Affiliated Mutual Fund Short Term Investment (0.3 represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Real Estate Fund - Class A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM US Real Estate Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM US Real Estate Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM US Real Estate Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM US Real Estate Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM US Real Estate Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM US Real Estate Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PGIM US Real Estate Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM US Real Estate Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM US Real Estate Fund - Class R6 | Hotel Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM US Real Estate Fund - Class R6 | Affiliated Mutual Fund Short Term Investment (0.3 represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Real Estate Fund - Class R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM US Real Estate Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)

[1]	Less than 0.05%